Consolidated Quarterly Sales and Earning (Losses)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)
Quarterly Information (Unaudited)

Earnings per share for each quarter and the year are calculated individually and may not sum to the total for the year.

	2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Net sales	$1,369.8	$1,404.5	$1,331.3	$1,464.8	$5,570.4
Operating profit	33.2	13.7	25.9	63.0	135.8
Net income (loss) attributable to AK Holding	(9.9)	(40.4)	(31.7)	35.2	(46.8)
Basic and diluted earnings (loss) per share	$(0.07)	$(0.30)	$(0.23)	$0.26	$(0.34)

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Net sales	$1,508.7	$1,538.4	$1,463.5	$1,423.1	$5,933.7
Operating profit (loss)	4.1	56.7	(12.0)	(176.9)	(128.1)
Net income (loss) attributable to AK Holding	(11.8)	(724.2)	(60.9)	(230.4)	(1,027.3)
Basic and diluted earnings (loss) per share	$(0.11)	$(6.55)	$(0.55)	$(1.89)	$(9.06)

Included in operating profit (loss) for the fourth quarter and full year of 2012 was a pension corridor charges of $157.3. Included in net income (loss) attributable to AK Holding for the second quarter of 2012 was a charge to income tax expense of $736.0 for an increase in the valuation allowance on its deferred tax assets. Income taxes for the second and third quarters of 2013 were estimated using the discrete method.